ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010 M	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable
Revenues payments	$ 8,654	$ 8,265	$ 8,101
Look-back period that is used as the basis for estimating the allowance for doubtful accounts (in months)	18	18
Disproportionate Share Hospital
Accounts, Notes, Loans and Financing Receivable
Revenues payments	255	178	167
Self-Pay Patients
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	27.70%	28.20%
Estimated costs of caring	395	368	356
Allowance for doubtful accounts as a percent of accounts receivable	76.50%	76.20%
Charity Care Patients
Accounts, Notes, Loans and Financing Receivable
Estimated costs of caring	$ 117	$ 113	$ 112
Managed Care Patients
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	98.20%	98.40%
Allowance for doubtful accounts as a percent of accounts receivable	8.80%	8.30%